JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 27, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the 497 filings dated June 14, 2019.
Please contact the undersigned at (614) 213-4020 if you have any questions concerning this filing.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return Europe Equity ETF
JPMorgan Diversified Return Global Equity ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF
Prospectuses dated March 1, 2019, as supplemented
JPMorgan Diversified Alternatives ETF
JPMorgan Event Driven ETF
JPMorgan Long/Short ETF
JPMorgan Managed Futures Strategy ETF
Prospectuses dated March 1, 2019
JPMorgan BetaBuilders MSCI US REIT ETF
Prospectus dated June 13, 2018, as supplemented
JPMorgan Disciplined High Yield ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan Ultra-Short Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF
Prospectuses dated July 1, 2018, as supplemented
JPMorgan Ultra-Short Municipal Income ETF
Prospectus dated October 15, 2018, as supplemented
JPMorgan Municipal ETF
Prospectus dated October 22, 2018, as supplemented
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan U.S. Aggregate Bond ETF
Prospectuses dated December 9, 2018, as supplemented
JPMorgan Core Plus Bond ETF
Prospectus dated January 23, 2019

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase